SHORT TERM INVESTMENTS (Schedule of Amortized Cost, Gross Unrecognized Holding Gains and Losses, Gross Unrealized Gain in Accumulated Other Comprehensive Income, and Estimated Fair Value of Investments) (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Fixed-Rate Financial Products [Member]
Held-to-maturity investments
Amortized Cost	¥ 93,000	¥ 64,700
Gross unrealized gain in accumulated other comprehensive income	0	0
Estimated Fair value	93,000	64,700
Adjustable-Rate Financial Products [Member]
Available-for-sale investments
Amortized Cost	128,000	171,163
Gross unrealized gain in accumulated other comprehensive income	42	3,648
Estimated Fair value	¥ 128,042	¥ 174,811